Significant Accounting and Reporting Policies (Tables) (Details)	12 Months Ended				12 Months Ended
	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Building [Member]	Mar. 31, 2010 Building [Member]	Mar. 31, 2009 Building [Member]	Mar. 31, 2011 Machinery and Equipment [Member]	Mar. 31, 2010 Machinery and Equipment [Member]	Mar. 31, 2009 Machinery and Equipment [Member]	Mar. 31, 2011 Property, Plant and Equipment, Other Types [Member] JPY (¥)	Mar. 31, 2011 Property, Plant and Equipment, Other Types [Member] USD ($)	Mar. 31, 2010 Property, Plant and Equipment, Other Types [Member] JPY (¥)
Effective rate of depreciation					12.50%	12.20%	10.70%	36.70%	39.50%	44.40%
Aggregate cost		$ 12,644,181,000	¥ 1,049,467,000,000	¥ 976,111,000,000							¥ 7,578,000,000	$ 91,301,000	¥ 7,349,000,000
Accumulated depreciation		9,454,542,000	784,727,000,000	713,090,000,000							6,004,000,000	72,337,000	5,260,000,000
Debt assumed in connection with business acquisition	81,737,000,000			3,941,000,000
Issuance of treasury stock in exchange for subsidiary's stock	9,138,000,000
Debt assumed in connection with adoption of new accounting standard for VIE		$ 243,723,000	¥ 20,229,000,000